SCHEDULE OF DEPOSIT PREPAYMENTS AND OTHER RECEIVABLES (Details) - USD ($)	Feb. 28, 2025	Aug. 31, 2024	Aug. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits and Prepayments	$ 46,394	$ 33,406	$ 20,777
Other receivables (Advances to suppliers)	41,624	81,400	596,730
Total	$ 88,018	$ 114,806	$ 617,507